Schedule of contingent liabilities (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2026	Mar. 31, 2025
Commitment And Contingencies
Claims against the Group not recognized as debts	[1]	₨ 143,261	₨ 103,829
Service tax demand	[2]	8,170	35,377
Income tax demand	[3]	835,567	821,929
Goods and service tax demand	[4]	109,293	64,689
Bank Guarantee (refer note 32)		224,872	121,000
Contingent liabilities		₨ 1,321,163	₨ 1,146,824

[1]	These represent claims made by the customers due to service related issues, which are contested by the Group and are pending in various District Consumer Redressal Forums in India. Also these include demand raised under Section 6 of The Employees’ Provident Fund and Misc. Provisions Act,1952 for the financial year 2017-18 and 2018-19. The management does not expect these claims/ demands to succeed and, accordingly, no provision has been recognized in the consolidated financial statements. Therefore, the same has been classified as a contingent liability.
[2]	Service tax demand includes:
[3]	Income tax demand includes:
[4]	Goods and service tax demand includes: